Financial instruments and financial risks (Tables)	12 Months Ended
Dec. 31, 2025
Investments, All Other Investments [Abstract]
Schedule of Movements in Credit Loss Allowance

The movements in credit loss allowance are as follows:

Credit loss allowance
$
Balance as of December 31, 2024	491,245
Changes in credit risk	820,987
Written off	(1,110,558)
Exchange rate difference	6,453
Balance as of December 31, 2025	208,127

Schedule of Maturity Profile of the Group’s Financial Assets and Liabilities

The table below summarizes the maturity profile of the Group and Group’s financial assets and liabilities at the reporting date based on contractual undiscounted repayment obligations:

	Less than 1 year	More than 1 years but less than 5 years	More than 5 years	Total
Group	$	$	$	$

Financial assets
Cash and cash equivalents	1,931,174	-	-	1,931,174
Other receivables	2,748,769	1,122,960	-	3,871,729
Trade receivables	5,689,538	-	-	5,689,538
As of December 31, 2025	10,361,481	1,122,960	-	11,492,441

Financial liabilities
Trade and other payables	8,788,681	1,329,365	-	10,118,046
Taxes payables	22,929	-	-	22,929
As of December 31, 2025	8,811,610	1,329,365	-	10,140,975

Net undiscounted financial assets as of December 31, 2025	1,557,871	(206,405)	-	1,351,466